Document And Entity Information	Mar. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Mar. 04, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38634
Entity, Tax Identification Number	85-4306526
Entity, Address, Address Line One	10080 N Wolfe Road
Entity, Address, Address Line Two	Suite SW3-200
Entity, Address, City or Town	Cupertino
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	501-8881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RVPH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001742927